Report Of The Directors Financial Review Risk Report - Financial return guarantees (Details) - Market risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 1,105	$ 693
Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	277	110
Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	515	118
Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	180	355
Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 133	$ 110
Bottom of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	0.70%	1.30%
Bottom of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.10%	0.10%
Long-term investment returns on relevant portfolios	2.30%	3.00%
Bottom of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.00%
Long-term investment returns on relevant portfolios	2.00%	2.40%
Bottom of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.00%	4.10%
Long-term investment returns on relevant portfolios	2.00%	2.30%
Top of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	3.20%	3.90%
Top of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	1.90%	2.00%
Long-term investment returns on relevant portfolios	3.60%	4.50%
Top of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	3.90%	4.00%
Long-term investment returns on relevant portfolios	4.50%	4.50%
Top of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	5.00%	5.00%
Long-term investment returns on relevant portfolios	4.20%	4.10%